Asset Retirement Obligations (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Asset Retirement Obligations [Line Items]
Balance, beginning of year	$ 40,838,000		$ 5,436,000
Changes in estimates	4,026,000		5,957,000
Unrealized foreign exchange	(5,000)		2,049,000
Accretion expense	694,000		199,000
Acquisition of Osborne (Note 12 (c))			27,197,000
Balance, end of year	45,553,000		40,838,000
Estimated undiscounted cash flow to settle asset retirement obligation	150,700,000		90,600,000
SouthGobi [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	2,635,000		896,000
Changes in estimates	2,863,000		1,629,000
Unrealized foreign exchange
Accretion expense	280,000		110,000
Acquisition of Osborne (Note 12 (c))
Balance, end of year	5,778,000		2,635,000
Ivanhoe Australia Limited [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	32,585,000	[1]	3,339,000	[1]
Changes in estimates	(7,738,000)	[1]		[1]
Unrealized foreign exchange	(5,000)	[1]	2,049,000	[1]
Accretion expense		[1]		[1]
Acquisition of Osborne (Note 12 (c))			27,197,000	[1]
Balance, end of year	24,842,000	[1]	32,585,000	[1]
Other assets held in restricted deposits	23,800,000		22,600,000
Oyu Tolgoi LLC [Member]
Asset Retirement Obligations [Line Items]
Balance, beginning of year	5,618,000		1,201,000
Changes in estimates	8,901,000		4,328,000
Unrealized foreign exchange
Accretion expense	414,000		89,000
Acquisition of Osborne (Note 12 (c))
Balance, end of year	$ 14,933,000		$ 5,618,000
Minimum [Member]
Asset Retirement Obligations [Line Items]
Credit adjusted risk free rate	5.60%
Maximum [Member]
Asset Retirement Obligations [Line Items]
Credit adjusted risk free rate	10.80%

[1]	(a) As at December 31, 2011, other assets included $23.8 million (December 31, 2010—$22.6 million) held in restricted deposits that are legally restricted for the purpose of settling asset retirement obligations.